Commitments for expenditure	12 Months Ended
Dec. 31, 2018
Commitments for expenditure
Commitments for expenditure

41.        Commitments for expenditure

Purchase commitments

As of December 31, 2018, 2017 and 2016, the Group had the following commitments to purchase machinery, equipment and construction obligations. The machinery and equipment is scheduled to be delivered to the Group’s facility by December 31, 2019.

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Commitments for the facility construction	333,211	484,468	239,759
Commitments for the acquisition of property, plant and equipment	1,209,335	476,132	800,597
Commitments for the acquisition of intangible assets	5,732	5,596	5,491
	1,548,278	966,196	1,045,847

Non-cancellable operating leases

The Group leases certain of its production equipment under operating lease arrangements since 2016. Leases are negotiated for terms ranging from three to five years. Please refer to Note 40 for details.

At December 31, 2018, the Group had total future minimum lease payments under non-cancellable operating leases falling due as follows:

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Within one year	121,588	91,181	23,483
Later than one year but not later than five years	230,952	203,684	45,989
	352,540	294,865	69,472